THOMAS WHITE INTERNATIONAL FUND
FUND SUMMARY - THOMAS WHITE INTERNATIONAL FUND
FUND OBJECTIVE
The investment objective of the International Fund (the “Fund”) is long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	THOMAS WHITE INTERNATIONAL FUND
Redemption Fee (on shares purchased and held for less than sixty days) (as a percentage of amount redeemed, if applicable)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		THOMAS WHITE INTERNATIONAL FUND
Management Fees		1.00%
Other Expenses		0.34%
Total Annual Fund Operating Expenses	[1]	1.34%
[1]	The Advisor (as defined below) has entered into a fee deferral/expense reimbursement agreement to defer its fees and/or reimburse the Fund to the extent that the Fund's operating expenses exceed 1.40% of the Fund's average daily net assets. Operating expenses include, without limitation, any fees or expenses incurred during the course of the ordinary operating expenses of the Fund, but shall exclude interest, taxes, brokerage commissions, acquired fund fees and expenses, litigation, indemnification or any extraordinary expenses (as determined under generally accepted accounting principles) not incurred in the ordinary course of the Fund's business. The fee deferral/expense reimbursement agreement expires February 28, 2013. The Fund has agreed to repay the Advisor for amounts deferred or reimbursed by the Advisor pursuant to the agreement provided that such repayment does not cause the Fund to exceed the above limit and the repayment is made within three years after the year in which the Advisor incurred the expense. The fee deferral/expense reimbursement agreement may only be amended or terminated by the Fund's Board of Trustees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
THOMAS WHITE INTERNATIONAL FUND	136	425	734	1,613

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund primarily invests in equity securities (consisting of common stocks, preferred stocks and convertible securities) of companies located in the world’s developed countries outside of the United States. Under normal market conditions, the Advisor will select most of the stocks held by the Fund from companies located in at least 10 countries outside of the U.S., and the Fund will invest less than 10% of its assets in U.S. companies. Generally, equity investments will represent a diversified portfolio of predominantly larger companies. There may also be a portion of the Fund’s assets invested in companies from emerging market countries. There is no limit in the amount that the Advisor may invest in securities issued by companies from emerging markets countries.

The Fund is designed to benefit from future growth in developed countries, as well as emerging market countries. The Advisor produces monthly valuation research that covers fifty countries. It believes that the world now offers excellent opportunities for growth and diversification.

The Advisor seeks to buy equity securities of companies at a value less than its research indicates to be their true worth. This is intended to produce Fund portfolios with attractive relative valuation ratios, such as price-to-earnings and price-to-book. The Advisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND

General Risks. The Fund is designed to be appropriate for prudent investors who are seeking the long-term performance advantage of equities and who want growth of capital rather than current income. Shareholders should understand that all investments involve the risk of losing money.

Management Risk: There can be no guarantee against the loss of money resulting from an investment in the Fund, nor can there be any assurance that the Fund’s investment objective will be attained.

Market Risk: The Fund is subject to market risk, which is the risk that the value of a security may move up and down, sometimes rapidly and unpredictably, in response to economic or other conditions. In addition, changes in interest rates affect the value of portfolio securities held by the Fund and the operations of the issuers of the Fund’s portfolio securities.

Equity Risk: In the short-term, equity performance may be volatile and unpredictable, and may produce greater negative returns than other asset classes.

Foreign Securities Risk: Holding equity securities of foreign companies can entail taking more risk than owning the securities of domestic companies as a result of disclosure, accounting, auditing and financial reporting standards and practices that differ from those to which U.S. issuers are subject. Political, economic and social developments in foreign countries and fluctuations in currency exchange rates may affect the operations of foreign companies or the value of their stocks. Investments in foreign securities may also be subject to the risks of seizure by a foreign government and imposition of restrictions on the exchange or transport of foreign currency. Further, transaction costs in foreign jurisdictions, including tax, brokerage and custody costs, may be higher, which can result in lower returns or decreased liquidity.

Emerging Markets Risk: Securities of issuers located in emerging market countries are subject to all of the risks of other foreign securities. However, the level of those risks often is higher due to the fact that social, political, legal and economic systems in emerging market countries may be less fully developed and less stable than those in developed countries.

Value Investing Risk: The risk of value investing is that the price of securities may never reach what the Advisor believes to be their full value, or may even go down in price. In addition, this approach may produce returns below aggressive equity funds, given the Advisor’s efforts to limit risk.

FUND PERFORMANCE

The following bar chart and table represents the Fund’s annual returns as of December 31, 2011 and long-term performance. Total return information reflects reimbursements of Fund expenses, in the absence of which total returns would have been lower. The returns include reinvestment of all dividends and distributions.

The bar chart demonstrates that returns will fluctuate from year-to-year. The Fund can experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted in the graphs.

The average annual total return table compares the Fund’s average annual returns for the 1-, 5- and 10-year periods to those of a broad-based securities market index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through a tax deferred arrangement, such as a 401(k) plan or individual retirement account (“IRA”). In some cases, the after-tax returns may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.

As with all mutual funds, past performance, before and after taxes, is not a prediction of future results.

Total Return for Calendar Year

Best Quarter Worst Quarter Qtr 2 2009: 23.11% Qtr 4 2008: -21.84%
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns THOMAS WHITE INTERNATIONAL FUND	1 Year	5 Years	10 Years
Return Before Taxes	(11.96%)	(2.47%)	7.82%
Return After Taxes on Distributions	(12.53%)	(3.24%)	6.99%
Return After Taxes on Distributions and Sale of Fund Shares	(7.76%)	(2.35%)	6.61%
MSCI All Country World ex US Index (reflects no deduction for fees, expenses or taxes)	(13.71%)	(2.92%)	6.31%